OTHER LONG TERM ASSETS OTHER LONG TERM ASSETS - Narrative (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)
Other long term assets [Line Items]
Total minimum lease period	13 years
Ship Finance International Ltd
Other long term assets [Line Items]
Number of vessels sold and leased back | vessel	8	8
Additions		$ 1,800,000
Ship Finance International Ltd | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Other long term assets [Line Items]
Number of vessels sold and leased back | vessel	8
Charter Term, Contractual	10 years
Daily Time Charter Rate, Period 1	$ 17,600
Charter Term, Contractual, Period 1	7 years
Daily Time Charter Rate, Period 2	$ 14,900
Charter Term, Contractual, Period 2	6 years
Charter term, Extension	3 years	3 years
Other Long Term Assets
Other long term assets [Line Items]
Interest Income, Other		$ 200,000	$ 200,000